Share capital - Schedule of Share Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Total
Balance beginning of year	$ 3,888,447
Balance end of year	4,283,079	$ 3,888,447
Share capital
Total
Balance beginning of year	3,433,778	3,413,365
Shares issued upon exercise of share options	10,554	14,112
Estimated fair value of share options exercised transferred from contributed surplus	3,995	5,802
Shares issued on redemption of performance share units	5,282	499
Balance end of year	$ 3,341,760	$ 3,433,778
Share capital | Voting common shares
Number of Shares
Beginning balance (in shares)	204,946,024	203,138,351
Shares issued upon exercise of share options (in shares)	1,028,326	1,779,799
Estimated fair value of share options exercised transferred from contributed surplus (in shares)	0	0
Shares issued on redemption of performance share units (in shares)	284,411	27,874
Shares purchased and cancelled, net of tax (in shares)	(7,688,241)	0
Share issuance cost (in shares)	0	0
Ending balance (in shares)	198,570,520	204,946,024
Total
Balance beginning of year	$ 3,433,778	$ 3,413,365
Shares issued upon exercise of share options	10,554	14,112
Estimated fair value of share options exercised transferred from contributed surplus	3,995	5,802
Shares issued on redemption of performance share units	5,282	499
Shares purchased and cancelled, net of tax	(110,168)	0
Share issuance cost	(1,681)	0
Balance end of year	$ 3,341,760	$ 3,433,778
Share capital | Voting common shares | Restricted share units
Number of Shares
Beginning balance (in shares)	204,601,185
Ending balance (in shares)	197,979,718	204,601,185
Beginning balance (in shares)	(344,839)	(762,819)
Purchased and held in trust for future settlement of restricted share units (in shares)	(528,000)	(144,000)
Released for settlement of restricted share units (in shares)	282,037	561,980
Ending balance (in shares)	(590,802)	(344,839)
Total
Balance beginning of year	$ 3,420,808
Balance end of year	3,325,725	$ 3,420,808
Balance beginning of year	(12,970)	(19,263)
Purchased and held in trust for future settlement of restricted share units	(11,324)	(1,962)
Released for settlement of restricted share units	8,259	8,255
Balance end of year	$ (16,035)	$ (12,970)